UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07119
Morgan Stanley Global Utilities Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	February 28, 2006

Date of reporting period:	May 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Utilities Fund

Portfolio of Investments May 31, 2005  (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.6%)
	Canada (6.3%)
	Telecommunications
180,000	BCE Inc.	$4,140,000
436,000	Telus Corp. (Non-Voting)	13,993,560
		18,133,560
	Spain ‡ (5.0%)
	Electric Utilities
300,000	Iberdrola S.A.	7,658,857

	Telecommunications
393,400	Telefonica S.A.	6,586,754

	Total Spain	14,245,611

	United Kingdom (2.1%)
	Telecommunications
240,100	Vodafone Group PLC (ADR)	6,045,718

	United States (85.2%)
	Electric Utilities
399,900	AES Corp. (The)*	5,954,511
191,300	Ameren Corp.	10,441,154
180,000	Cinergy Corp.	7,421,400
85,000	CMS Energy Corp.*	1,124,550
165,700	Consolidated Edison, Inc.	7,541,007
165,900	Constellation Energy Group, Inc.	8,867,355
135,700	Dominion Resources, Inc.	9,541,067
80,000	DPL, Inc.	2,024,800
302,400	Energy East Corp.	8,467,200
145,700	Entergy Corp.	10,465,631
225,200	Exelon Corp.	10,550,620
84,600	FirstEnergy Corp.	3,747,780
280,400	FPL Group, Inc.	11,398,260
125,000	PG&E Corp.	4,471,250
169,500	PPL Corp.	9,747,945
100,500	Public Service Enterprise Group, Inc.	5,577,750
148,900	Puget Energy, Inc.	3,387,475
241,300	SCANA Corp.	10,165,969
285,900	Southern Co. (The)	9,706,305
55,000	TECO Energy, Inc.	972,400
122,000	TXU Corp.	9,794,160
155,800	Wisconsin Energy Corp.	5,655,540
		157,024,129
	Energy
245,100	AGL Resources, Inc.	8,637,324
110,100	Equitable Resources, Inc.	6,997,956
180,300	KeySpan Corp.	7,165,122
95,000	Kinder Morgan, Inc.	7,382,450
62,600	NiSource, Inc.	1,508,660
80,000	NRG Energy, Inc.*	2,860,000
94,100	Questar Corp.	5,932,064
128,000	Sempra Energy	5,077,760
95,000	Southern Union Co.*	2,324,650
156,800	UGI Corp.*	4,156,768
		52,042,754

	Telecommunications
85,400	BellSouth Corp.		2,285,304
110,000	Comcast Corp. (Class A)*		3,542,000
100,000	Crown Castle International Corp.*		1,778,000
180,100	Nextel Partners, Inc. (Class A)*		4,277,375
105,900	SBC Communications, Inc.		2,475,942
105,800	SpectraSite, Inc.*		6,755,330
157,000	Sprint Corp. (Fon Group)		3,719,330
106,200	Verizon Communications, Inc.		3,757,356
185,300	Western Wireless Corp. (Class A)*		7,376,793
			35,967,430

	Total United States		245,034,313

	TOTAL COMMON STOCKS
	(Cost $210,406,184)		283,459,202

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (1.3%)
	REPURCHASE AGREEMENT
$3,763	Joint repurchase agreement account 3.04%
	due 06/01/05 (dated 5/31/05; proceeds $3,763,318) (a)
	(Cost $3,763,000)		3,763,000

	TOTAL INVESTMENTS
	(Cost $214,169,184) (b)	99.9%	287,222,202
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	401,929
	NET ASSETS	100.0%	$287,624,131

ADR	American Depositary Receipt.
*	Non-income producing security.
‡

Securities with total market value equal to $14,245,611 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $78,994,741 and the aggregate gross unrealized depreciation is $5,941,723, resulting in net unrealized appreciation of $73,053,018.

Morgan Stanley Global Utilities Fund

Summary of Investments May 31, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Electric Utilities	$164,682,986	57.3%
Telecommunications	66,733,462	23.2
Energy	52,042,754	18.1
Repurchase Agreement	3,763,000	1.3

	$287,222,202	99.9%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005